Loan Payable (Details Narrative) - USD ($)	Feb. 29, 2016	May. 31, 2015
Loan Payable Details Narrative
Loan Payable recieved	$ 250,000	$ 75,000
Loan	56,152
Accrued interest	$ 1,822